ACQUISITION (Details Textual) - USD ($)			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 02, 2017	Feb. 02, 2017	Mar. 31, 2017	Mar. 17, 2017	Aug. 19, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 13, 2017
Business Acquisition [Line Items]
Preferred Stock, Shares Issued						0		0		0	0
Conversion of Stock, Shares Converted								977,751		977,751	154,543
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other						$ 451,000	$ 378,000	$ 451,000	$ 378,000	$ 378,000	$ 0
Repayments of Notes Payable					$ 702,000			2,000,000	0
Gain (Loss) on Extinguishment of Debt		$ 1,100,000				$ 1,090,000	$ 0	$ 3,990,000	$ 0
Proceeds from Customers		1,100,000
Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued										5,750,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued			895,826
Preferred Stock, Shares Issued			10,750,000
Conversion of Stock, Shares Converted			10,750,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ 2,249,000
Business Combination, Contingent Consideration, Liability			$ 702,000
Asset Purchase Modification Agreement [Member]
Business Acquisition [Line Items]
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms										Asset Purchase Modification Agreement, which terminated the Payment Notes, cancelling all principal and interest due, or to become due thereunder andinstead obligated the Company to; (i) at the time of execution of the Asset Purchase Modification Agreement, pay to IMT $500,000 plus any interest accumulated on the Payment Notes prior to their being cancelled; and (ii) prior to December 31, 2016, deliver to IMT Series D Shares having an aggregate value of cash proceeds, upon conversion of such Series D Shares into the shares of common stock underlying such Series D Shares, of not less than $2,500,000, plus interest accrued thereon at 9% per annum, with such Series D Shares to be issued in tranches of $250,000 (the Tranches).
Asset Purchase Modification Agreement [Member] | Subsequent Event [Member] | Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued			416,667
Preferred Stock, Shares Issued			5,000,000
Conversion of Stock, Shares Converted			5,000,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ 648,000
Business Combination, Contingent Consideration, Liability			$ 702,000
Integrated Microwave Technologies [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other										$ 378,000
Integrated Microwave Technologies [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms	On February 2, 2017, the Company and the New Holders agreed that any sales of common stock underlying the Series D Shares would not, in the aggregate, exceed 2.75% of that days dollar volume of the Companys common stock traded, provided that the New Holders shall be entitled to sell no less than an aggregate of $27,500 each trading day.
Notes Payable												$ 1,350,095
Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member]
Business Acquisition [Line Items]
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms										If IMT does not realize cash proceeds of at least $2,500,000 by December 31, 2016, the Company will be required to either issue additional shares of the Companys common stock to IMT, or otherwise raise additional funds to cover the shortfall. Cash proceeds is determined through the cash or cash equivalent, received by IMT upon sale of shares of common stock issued to IMT upon IMTs conversion of any Series D Shares delivered by the Company to IMT under the Asset Purchase Modification Agreement, net of any transaction costs or expenses, evidence of which shall be provided to the Company at the time of sale of such Series D Shares. Every time a new Tranche is issued, IMT shall be obligated to provide evidence of its currents cash proceeds and the remaining amount of the $2,500,000 (plus interest) remaining due.
Repayments of Debt										$ 500,000
Conversion of Stock, Shares Issued										479,159
Increase (Decrease) in Notes Payable, Current										$ 1,602,000
Notes Payable										898,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability										1,602,000
Business Combination, Contingent Consideration, Liability										$ 898,000
Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member] | Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued										5,750,000
Vislink Communication Systems [Member]
Business Acquisition [Line Items]
Notes Payable	$ 4,900,000	4,900,000
Payments to Acquire Businesses, Gross	6,500,000	16,000,000
Business Combination, Consideration Transferred, Liabilities Incurred		9,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	31,500,000	31,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	$ 4,600,000	$ 4,600,000
Repayments of Notes Payable				$ 2,000,000
Extinguishment of Debt, Amount				$ 2,900,000
Revenue Reduction Annualized Rate	0.60%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 1.9%
Vislink Communication Systems [Member] | Minimum [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life								1 year
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life								3 years
Vislink Communication Systems [Member] | Maximum [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life								10 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life								10 years